Capital Stock and Warrants: Stock Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights:
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2009	0	$0
Warrants granted	1,333,334	1.25
Warrants expired	0	0

Outstanding, June 30, 2010	1,333,334	$1.25
Exercisable, June 30, 2010	1,333,334	$1.25

Outstanding, July 1, 2010	1,333,334	1.25
Warrants granted	300,000	0.55
Warrants exercised	0	0

Outstanding, June 30, 2011	1,633,334	$1.12
Exercisable, June 30, 2011	1,633,334	$1.12

Outstanding, July 1, 2011	1,633,334	1.12
Warrants granted	9,727,500.66
Warrants exercised	0	0
Warrants expired	1,333,334	1.25
Outstanding, June 30, 2012	10,027,500	$.65
Exercisable, June 30, 2012	10,027,500	$.65